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MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 93.2%
	APPAREL & TEXTILE PRODUCTS - 2.6%
1,536,765	Samsonite International S.A.	$ 4,258,368

	ASSET MANAGEMENT - 7.7%
71,416	Aker ASA	3,842,601
4,058,333	Dundee Corporation(a)	5,527,076
32,027	Exor N.V.	3,109,030
		12,478,707
	BANKING - 12.7%
2,309,093	Banco Bradesco S.A. - ADR	4,502,731
377,102	Bancolombia S.A.	4,233,453
2,988,469	IDFC First Bank Ltd.(a)	1,995,772
368,868	Standard Chartered PLC	5,889,079
76,420	UniCredit SpA	4,011,218
		20,632,253
	CHEMICALS - 1.6%
48,312	Nutrien Ltd.	2,529,616

	HOUSEHOLD PRODUCTS - 2.6%
1,866,336	Natura & Company Holding S.A.	4,106,054

	INDUSTRIAL SUPPORT SERVICES - 2.2%
428,770	Travis Perkins plc	3,517,117

	INSTITUTIONAL FINANCIAL SERVICES - 10.3%
1,860,390	Edelweiss Financial Services Ltd.(a)	1,905,005
149,443	Hong Kong Exchanges & Clearing Ltd.(a)	6,725,615
55,678	Jefferies Financial Group, Inc.	3,685,884
671,711	JSE Ltd.	4,432,485
		16,748,989
	INSURANCE - 8.9%
813,803	Conduit Holdings Ltd.	4,054,425
9,808,232	Turkiye Sigorta A/S	4,371,813
267,367	Westaim Corporation (The)(a)	6,010,914
		14,437,152

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 93.2% (Continued)
	LEISURE FACILITIES & SERVICES - 2.4%
507,521	Arcos Dorados Holdings, Inc., Class A	$ 3,882,536

	METALS & MINING - 12.1%
96,684	Anglo American Platinum Ltd.	2,908,089
134,121	Anglo American PLC	3,941,708
623,745	Major Drilling Group International, Inc.(a)	3,544,545
95,110	Teck Resources Ltd., Class B	3,835,786
78,913	Wheaton Precious Metals Corporation	5,438,685
		19,668,813
	OIL & GAS PRODUCERS - 5.2%
341,142	International Petroleum Corporation(a)	4,796,977
232,020	MEG Energy Corporation	3,612,230
		8,409,207
	OIL & GAS SERVICES & EQUIPMENT - 4.9%
341,296	Enerflex Ltd.	2,715,739
60,555	Tidewater, Inc.(a)	2,762,520
68,836	Valaris Ltd.(a)	2,457,445
		7,935,704
	REAL ESTATE INVESTMENT TRUSTS - 2.8%
18,532,452	Cromwell Property Group	4,542,832

	REAL ESTATE OWNERS & DEVELOPERS - 3.4%
3,316,301	Sino Land Company Ltd.	3,321,848
2,110,666	Straits Trading Company Ltd.	2,264,630
		5,586,478
	REAL ESTATE SERVICES - 5.2%
2,190,656	Douglas Elliman, Inc.(a)	4,008,900
2,821,698	ESR Group Ltd.	4,411,971
		8,420,871
	RETAIL - CONSUMER STAPLES - 1.6%
6,119,528	Cia Brasileira de Distribuicao(a)	2,640,685

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 93.2% (Continued)
	RETAIL REIT - 2.2%
1,064,636	Hammerson plc	$ 3,648,573

	SPECIALTY FINANCE - 1.5%
18,850	Bajaj Holdings & Investment Ltd.	2,495,351

	TRANSPORTATION & LOGISTICS - 3.3%
20,044	Copa Holdings S.A., Class A	1,861,687
217,349,810	Latam Airlines Group S.A.(a)	3,487,343
		5,349,030

	TOTAL COMMON STOCKS (Cost $138,424,021)	151,288,336

	SHORT-TERM INVESTMENT — 7.7%
	MONEY MARKET FUND - 7.7%
12,410,752	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 4.18% (Cost $12,410,752)(b)	12,410,752

	TOTAL INVESTMENTS - 100.9% (Cost $150,834,773)	$ 163,699,088
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(1,536,286)
	NET ASSETS - 100.0%	$ 162,162,802

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

SCHEDULE OF INVESTMENTS
MOERUS WORLDWIDE VALUE FUND
FEBRUARY 28, 2025

Diversification of Assets
Top 10 Holdings by Asset Class or Industry	% of Net Assets
Banking	12.7%
Metals & Mining	12.1%
Institutional Financial Services	10.3%
Insurance	8.9%
Asset Management	7.7%
Real Estate Services	5.2%
Oil & Gas Producers	5.2%
Oil & Gas Services & Equipment	4.9%
Real Estate Owners & Developers	3.4%
Transportation & Logistics	3.3%
Other	19.5%
Total	93.2%
Money Market Fund	7.7%
Liabilities in Excess of Other Assets - Net	(0.9)%
Grand Total	100.0%

SCHEDULE OF INVESTMENTS
MOERUS WORLDWIDE VALUE FUND
FEBRUARY 28, 2025

Diversification of Assets
Country	% of Net Assets
Canada	19.7%
United States	14.3%
United Kingdom	10.5%
Hong Kong	8.8%
Brazil	6.9%
South Africa	4.5%
Italy	4.4%
India	3.9%
Australia	2.8%
Turkey	2.7%
Colombia	2.6%
Bermuda	2.5%
Uruguay	2.4%
Norway	2.4%
Chile	2.2%
Singapore	1.4%
Panama	1.2%
Total	93.2%
Money Market Fund	7.7%
Liabilities in Excess of Other Assets - Net	(0.9)%
Grand Total	100.0%